Note 19 - Equity Incentive Plan - Schedule of Weighted-average Black-Scholes Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expected dividends	1.53%	1.56%	1.60%
Expected term (in years) (Year)	9 years 1 month 17 days	7 years 4 months 17 days	7 years 1 month 20 days
Expected stock price volatility	36.00%	31.00%	25.00%
Risk-free rate	1.45%	0.52%	1.90%